UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24	USD	1,000	$968,099
ALM VII Ltd., Series 2012-7A, Class A1, 1.65%, 10/19/24		8,500	8,474,815
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.68%, 4/24/24		2,500	2,411,867
Series 2013-7RA, Class D, 5.23%, 4/24/24		1,500	1,432,908
ALM VIII Ltd., Series 2013-8A, Class C, 3.43%, 1/20/26		3,000	2,813,571
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25		1,000	933,618
Atrium X, Series 2013-10A, Class D, 3.73%, 7/16/25		750	721,490
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25		1,250	1,170,318
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24		750	713,226
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22		250	246,299
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.83%, 4/21/25		500	477,727
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.23%, 7/17/23		2,000	1,991,252
Gale Force 2 CLO Ltd., Series 2006-2A, Class D, 1.83%, 4/15/18		1,751	1,746,963
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25		750	711,416
ING IM CLO Ltd., Series 2013-2A, Class C, 3.73%, 4/25/25		500	481,140
Lightpoint CLO VII Ltd., Series 2007-7A, Class B, 0.92%, 5/15/21		3,500	3,310,457
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25		1,405	1,350,059
Navigare Funding II CLO Ltd., Series 2007-2A, Class C, 0.98%, 4/17/21		4,000	3,780,000
Neuberger Berman CLO XV, Series 2013-15A, Class D, 3.48%, 10/15/25		2,000	1,873,882
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25		500	478,102
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.13%, 7/15/25		2,250	2,180,034
Vibrant CLO II Ltd., Series 2013-2A, Class B, 2.99%, 7/24/24		2,000	1,935,896
Total Asset-Backed Securities — 1.4%			40,203,139

Common Stocks (c)		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		39,151	34,453

Common Stocks (c)		Shares	Value
Diversified Financial Services — 0.0%
JGWPT Holdings, Inc., Class A		43,920	$468,188
Media — 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		46,024	1,665,517
HMH Publishing Co. Ltd. (AKA Education Media)		86,901	1,583,331

			3,248,848
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		381,049	1,022,644
Ainsworth Lumber Co. Ltd. (a)		268,109	719,540

			1,742,184
Total Common Stocks — 0.2%			5,493,673

Corporate Bonds	Par (000)
Aerospace & Defense — 0.0%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD	637	657,360
Commercial Services — 0.0%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		742	786,520
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)		891	897,683
Ceridian Corp., 8.88%, 7/15/19 (a)		2,750	3,100,625

			3,998,308
Diversified Financial Services — 0.4%
Ally Financial, Inc., 2.91%, 7/18/16 (b)		4,750	4,871,652
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		3,839	3,882,189
4.88%, 3/15/19		2,467	2,525,591

			11,279,432
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc.:
3.82%, 1/15/18 (a)(b)		3,000	3,045,000
6.13%, 1/15/21 (a)		1,660	1,755,450

			4,800,450
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		2,976	2,373,360
9.00%, 2/15/20		850	677,875

Portfolio Abbreviations

AKA	Also known as	EUR	Euro
CAD	Canadian Dollar	FKA	Formerly known as
CLO	Collateralized Loan Obligation	GBP	British Pound
DIP	Debtor in possession	USD	United States Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)	USD	1,596	$1,659,840

			4,711,075
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 6.00%, 1/15/22 (a)		1,015	1,088,588
Internet Software & Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,790	3,048,075
Media — 0.2%
Numericable Group SA, 6.00%, 5/15/22 (a)		4,200	4,357,500
Oil, Gas & Consumable Fuels — 0.5%
Blackstone CQP Holdco LP, Term Loan, 9.30%, 3/31/19		2,922	2,922,000
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		960	1,027,200
Sabine Pass LNG LP, 7.50%, 11/30/16		10,000	11,075,000

			15,024,200
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		4,334	4,512,777
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 5.75%, 7/15/18		535	571,113
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		655	694,300
Total Corporate Bonds — 2.0%			55,529,698

Floating Rate Loan Interests (b)
Advertising — 0.5%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		5,015	5,030,691
Tranche B Term Loan, 6.75%, 4/30/18		7,971	7,987,760

			13,018,451
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc., Term B Loan, 3.50%, 11/02/20		3,377	3,377,382
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		3,915	3,920,344
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		20,322	20,089,565
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		4,300	4,238,209
TransDigm, Inc.:
Term Loan D, 3.00%, 5/21/21		2,000	1,986,780
Tranche C Term Loan, 3.75%, 2/28/20		1,585	1,574,461

			35,186,741
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No. 1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		2,684	2,626,270
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		2,831	2,769,521
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		488	477,504

Floating Rate Loan Interests (b)	Par (000)		Value
Air Freight & Logistics (concluded)
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21	USD	3,905	$3,820,029
Mirror Bidco Corp., New Incremental Term Loan, 4.25%, 12/28/19		7,422	7,403,941

			17,097,265
Airlines — 0.5%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.50%, 10/18/18		5,098	5,083,171
Northwest Airlines, Inc.:
B757-300, 1.56%, 3/10/17		683	648,375
B757-300, 2.18%, 3/10/17		750	725,275
Loan B757-200, 1.56%, 9/10/18		693	657,003
Loan B757-200, 1.56%, 9/10/18		687	650,932
Loan B757-300, 2.18%, 3/10/17		750	725,625
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		5,049	5,035,317

			13,525,698
Auto Components — 0.7%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		3,152	3,160,185
Dayco Products LLC - (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		5,965	5,979,963
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,768,607
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		1,910	1,941,385
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,873	1,874,474

			19,724,614
Automobiles — 0.1%
Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/31/18		3,885	3,860,719
Biotechnology — 1.0%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.15%, 2/27/21		21,050	20,946,434
Ikaria, Inc.:
Initial Term Loan (First Lien), 5.00%, 2/12/21		4,325	4,338,537
Initial Term Loan (Second Lien), 8.75%, 2/14/22		1,515	1,535,195

			26,820,166
Building Products — 1.8%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		1,696	1,650,218
Continental Building Products LLC, First Lien Term Loan, 4.25%, 8/28/20		5,308	5,305,034
CPG International, Inc., Term Loan, 4.75%, 9/30/20		16,517	16,511,880
Nortek, Inc., Loan, 3.75%, 10/30/20		3,350	3,352,111
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		5,035	4,978,356
Tronox Pigments (Netherlands) BV, New Term Loan, 4.00%, 3/19/20		4,945	4,947,561
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		10,964	10,847,400
Tranche B Term Loan, 4.00%, 10/31/19		3,815	3,774,918

			51,367,478

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Capital Markets — 1.7%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17	USD	3,767	$3,762,607
AssuredPartners Capital, Inc.:
Initial Term Loan (First Lien), 4.50%, 4/02/21		7,285	7,281,940
Initial Term Loan (Second Lien), 7.75%, 4/02/22		2,275	2,272,156
Gardner Denver, Inc.:
Initial Dollar Term Loan, 4.25%, 7/30/20		11,215	11,202,013
Initial Euro Term Loan, 4.75%, 7/30/20	EUR	4,380	6,005,925
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20	USD	6,695	6,828,900
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		11,057	11,098,752

			48,452,293
Chemicals — 3.9%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/03/19		2,183	2,184,348
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		1,132	1,133,353
Arysta LifeScience SPC LLC:
Initial Term Loan (First Lien), 4.50%, 5/29/20		11,566	11,575,412
Initial Term Loan (Second Lien), 8.25%, 11/30/20		3,890	3,928,900
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,839	7,760,275
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 4.00%, 2/01/20		11,280	11,268,257
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19		3,995	3,989,994
Term B Loan (Second Lien), 8.25%, 6/02/20		2,040	2,050,200
Huntsman International LLC, Extended Term B Loan, 2.69%, 4/19/17		916	913,620
Ineos U.S. Finance LLC:
Cash Dollar Term Loan, 3.75%, 5/04/18		6,837	6,790,317
Short-Dated Cash Dollar Term Loan, 2.15%, 5/04/15		615	615,349
Kronos Worldwide, Inc., Initial Term Loan, 4.75%, 2/18/20		2,430	2,452,793
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		7,978	7,970,478
Minerals Technologies, Inc., Initial Term Loan, 4.00%, 5/07/21		11,075	11,102,687
Momentive Performance Materials USA, Inc., Initial Term Loan (DIP), 4.00%, 4/15/15		2,200	2,201,826
Oxea Finance & Cy S.C.A. (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		4,720	4,763,282
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		8,776	8,775,900
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		6,060	6,029,700
Term Loan (Second Lien 2014), 7.75%, 9/30/21		4,800	4,767,984
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		2,430	2,442,489

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Tata Chemicals North America, Term Loan, 3.75%, 8/07/20	USD	2,149	$2,138,019
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,209	3,212,610

			108,067,793
Commercial Services & Supplies — 5.5%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		10,697	10,631,439
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		11,973	11,919,362
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		2,087	2,089,376
Aramark Corp.:
LC-2 Facility, 0.00% - 3.65%, 7/26/16		25	24,559
LC-3 Facility, 0.00% - 3.65%, 7/26/16		10	10,078
U.S. Term E Loan, 3.25%, 9/07/19		10,087	10,017,419
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		820	820,033
Ceridian Corp., 2013 New Replacement U.S. Term Loan, 4.40%, 8/14/15		15,648	15,661,683
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		807	804,024
Term B Loan, 4.00%, 11/06/20		3,156	3,143,005
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,404	1,411,020
Replacement Term Loan (First Lien), 4.25% - 5.50%, 11/01/19		2,867	2,861,533
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		832	802,427
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19		6,076	6,083,694
Infogroup, Inc., Term B Loan, 7.50%, 5/26/18		1,423	1,260,648
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%, 7/30/18		5,052	5,035,952
Intertrust Group BV, Facility 2 (Second Lien), 8.00%, 4/15/22		5,775	5,775,000
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		4,260	4,052,627
KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.50%, 3/11/21		6,489	6,456,611
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		7,290	7,545,270
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,181	3,181,261
Initial Term Loan (Second Lien), 9.00%, 4/17/20		1,378	1,386,735
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,810	5,792,663
Protection One, Inc., Term Loan (2012), 4.25%, 3/21/19		5,530	5,522,957
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		8,550	8,548,037
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		17,773	17,741,561
U.S. Ecology, Inc., Term Loan, 3.00%, 5/28/21		3,125	3,140,625
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		3,727	3,671,440
Term Loan (Second Lien), 9.25%, 9/13/20		1,456	1,456,350

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
West Corp., Term B-10 Loan, 3.25%, 6/30/18	USD	7,113	$7,031,695

			153,879,084
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., U.S. Term Loan, 4.50%, 1/30/19		25,278	25,313,485
Construction & Engineering — 0.5%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		11,500	11,527,940
USIC Holdings, Inc., Initial Term Loan (First Lien), 4.00%, 7/10/20		3,027	2,993,070

			14,521,010
Construction Materials — 0.4%
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20		1,550	1,550,049
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		5,113	5,113,427
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		507	506,762
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		5,114	5,106,987

			12,277,225
Containers & Packaging — 1.3%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA):
Dollar Term Loan, 4.25%, 12/17/19		4,589	4,592,813
New Term Loan, 4.00%, 12/17/19		5,265	5,256,207
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		6,511	6,450,634
Term E Loan, 3.75%, 1/06/21		3,175	3,159,474
Devix Topco, Term Loan B (First Lien), 4.25%, 5/03/21		2,715	2,730,285
Prescrix, Inc., Term Loan (Second Lien), 8.00%, 5/02/22		1,330	1,328,337
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 11/30/18		9,712	9,714,653
Tekni-Plex, Inc., Term Loan, 4.75% - 6.00%, 8/10/19		2,186	2,180,678

			35,413,081
Distributors — 0.7%
American Tire Distributors, Inc., Initial Term Loan, 5.75%, 6/01/18		1,710	1,714,275
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 10.50%, 1/29/18		5,950	5,652,500
Term Loan (First Lien), 6.50%, 7/31/17		6,795	6,794,833
VWR Funding, Inc., Amendment No. 2 Dollar Term Loan, 3.40%, 4/03/17		4,236	4,236,215

			18,397,823
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75% - 5.00%, 1/30/20		10,767	10,758,770
Education Management LLC, Tranche C-2 Term Loan, 4.25%, 6/01/16		986	697,844

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
The ServiceMaster Co., Tranche B Term Loan, 4.40%, 1/31/17	USD	1,146	$1,147,477
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		7,022	5,545,088

			18,149,179
Diversified Telecommunication Services — 4.5%
Avaya, Inc., Term B-3 Loan, 4.73%, 10/26/17		6,397	6,184,245
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		10,084	10,125,874
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,242	5,259,344
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		4,970	5,058,764
Term B Loan, 5.25%, 2/22/19		3,980	3,991,899
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		14,424	14,434,787
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		24,620	24,656,930
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		5,365	5,370,365
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		6,193	6,165,331
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	4,838	4,439,326
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17	USD	6,916	6,927,065
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/07/20		7,980	7,913,527
E Facility, 4.25%, 6/30/23	GBP	5,450	9,122,371
Windstream Corp., Tranche B-4 Term Loan, 3.50%, 1/23/20	USD	494	491,281
Ziggo BV:
USD B1 Facility, 3.25%, 1/15/22		5,498	5,415,187
USD B2 Facility, 3.25%, 1/15/22		3,543	3,489,649
USD Term Loan B3, 2.75%, 1/15/22		5,827	5,739,226

			124,785,171
Electric Utilities — 1.9%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		6,832	6,837,071
Raven Power Finance LLC, Term Advance, 5.25%, 12/19/20		6,957	7,061,181
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/09/20		8,444	8,481,328
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.65%, 10/10/17		31,000	24,795,660
Term Loan, 3.75%, 5/13/16		4,562	4,577,931

			51,753,171
Electrical Equipment — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/29/20		7,136	7,080,320
Energy Equipment & Services — 0.4%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		2,973	2,979,553

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Term Loan, 5.00%, 10/25/17	USD	1,797	$1,786,971
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		5,130	5,094,557

			9,861,081
Food & Staples Retailing — 1.4%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.46%, 7/09/15	GBP	3,680	6,157,132
Facility B4, 3.96%, 7/09/17		750	1,256,302
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20	USD	3,635	3,739,506
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		11,741	11,735,934
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		9,111	9,202,261
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,935	4,012,874
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		4,100	4,094,916

			40,198,925
Food Products — 3.1%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		4,119	4,108,575
Boulder Brands, Inc. (FKA Smart Balance, Inc.), Term Loan, 5.00%, 7/09/20		2,523	2,529,347
CTI Foods Holding Co. LLC, Term Loan (First Lien), 4.50%, 6/29/20		3,930	3,925,337
Del Monte Foods, Inc., Initial Loan (First Lien), 4.25%, 2/18/21		8,045	8,026,415
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		11,950	11,935,112
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		10,603	10,601,092
H. J. Heinz Co.:
Term B-1 Loan, 3.25%, 6/07/19		2,407	2,407,077
Term B-2 Loan, 3.50%, 6/05/20		4,987	5,011,776
Hearthside Food Solutions LLC, Term Loan, 3.50%, 8/17/21		6,900	6,922,977
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 5.25%, 2/25/18		1,300	1,299,035
Pinnacle Foods Finance LLC:
New Term Loan G, 3.25%, 4/29/20		10,376	10,314,729
Tranche H Term Loan, 3.25%, 4/29/20		8,383	8,328,722
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,628	6,495,489
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	3,450,000

			85,355,683
Health Care Equipment & Supplies — 2.9%
Biomet, Inc., Dollar Term B-2 Loan, 3.65% - 3.73%, 7/25/17		10,048	10,058,426
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		3,764	3,767,198

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17	USD	9,623	$9,640,095
Hologic, Inc., Refinancing Tranche B Term Loan, 3.25%, 8/01/19		9,033	9,008,355
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		13,815	13,801,356
Kinetic Concepts, Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18		1,995	1,996,044
Mallinckrodt International Finance S.A., Initial Term B Loan, 3.50%, 3/19/21		9,955	9,892,781
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		3,351	3,354,173
Term Loan (Second Lien), 9.50%, 12/07/19		4,255	4,329,781
Ortho-Clinical Diagnostics, Inc., Initial Term Loan, 3.75%, 6/30/21		14,025	14,079,417

			79,927,626
Health Care Providers & Services — 4.2%
American Renal Holdings, Inc., Term B Loan (First Lien), 4.50%, 8/20/19		8,885	8,874,143
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,832	1,834,102
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		32,399	32,570,838
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		4,522	4,521,570
Tranche B-2 Term Loan, 4.00%, 11/01/19		9,816	9,835,381
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		4,829	4,826,857
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		4,824	4,817,949
Fresenius Finance II BV, Tranche B2 Term Loan, 2.57%, 6/28/19	EUR	2,224	3,020,875
Genesis Healthcare LLC, Loan, 10.00% - 10.75%, 12/04/17	USD	3,006	3,059,009
HCA, Inc.:
Tranche B-4 Term Loan, 2.98%, 5/01/18		1,761	1,761,379
Tranche B-5 Term Loan, 2.90%, 3/31/17		2,348	2,349,820
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,648	2,649,135
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		1,706	1,637,877
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21		12,900	12,972,627
MPH Acquisition Holdings LLC, Initial Term Loan, 4.00%, 3/31/21		7,683	7,628,334
National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21		3,150	3,161,813
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.00%, 6/29/18		3,821	3,802,019
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		8,230	8,140,525

			117,464,253

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Technology — 0.2%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21	USD	6,800	$6,753,624
Hotels, Restaurants & Leisure — 10.9%
Bally Technologies, Inc., Term B Loan, 4.25%, 11/25/20		4,752	4,762,810
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19		8,542	8,520,923
Belmond Interfin Ltd. (Orient Express Hotels), Dollar Term Loan, 4.00%, 3/19/21		10,365	10,384,486
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		9,266	9,277,735
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term Loan B7, 8.75%, 3/01/17		31,136	30,796,929
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		32,616	32,458,779
Caesars Growth Properties Holdings LLC, Term B Loan (First Lien), 6.25%, 5/08/21		8,495	8,443,011
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		4,205	4,206,210
Term Loan (Second Lien), 8.75%, 2/20/20		2,795	2,822,950
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		11,800	11,873,750
Dunkin’ Brands, Inc., Term B-4 Loan, 3.25%, 2/05/21		6,935	6,857,744
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20		3,540	3,584,250
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		21,040	20,952,380
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		5,521	5,610,881
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		41,500	41,510,375
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		13,414	13,388,095
Marina District Finance Co., Inc., Incremental Term Facility, 6.75%, 8/15/18		7,296	7,396,034
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		12,331	12,287,212
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		10,014	10,009,426
Playa Resorts Holdings, Initial Term Loan, 4.00%, 8/09/19		4,696	4,702,271
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,851	2,800,995
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B-2 Loan, 3.00%, 5/14/20		5,505	5,424,672
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		18,937	18,960,124
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 6.25%, 6/26/19		8,719	8,902,566
Tranche 1 Loan, 9.50%, 1/31/16		3,690	3,793,198
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.):
Term Loan B, 4.25%, 4/10/21		5,595	5,588,006
Term Loan, 5.25%, 11/10/18		5,207	5,184,279
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		3,688	3,694,837

			304,194,928

Floating Rate Loan Interests (b)	Par (000)		Value
Household Products — 0.4%
Spectrum Brands, Inc., Tranche C Term Loan, 3.50%, 9/04/19	USD	7,286	$7,268,916
The Sun Products Corp. (FKA Huish Detergents, Inc.), Tranche B Term Loan, 5.50%, 3/23/20		2,955	2,851,765

			10,120,681
Independent Power and Renewable Electricity Producers — 1.0%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		206	205,493
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		8,919	8,751,880
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		6,110	6,119,234
Term Loan (6/11), 4.00%, 4/01/18		1,470	1,472,066
Term Loan, 4.00%, 10/09/19		2,074	2,076,857
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		4,695	4,698,703
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		5,120	5,222,400

			28,546,633
Insurance — 1.3%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		2,815	2,819,768
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		1,743	1,741,919
Tranche B-2 Term Loan, 3.75%, 9/28/18		3,139	3,135,962
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		11,811	11,397,801
Term Loan (Second Lien), 8.25%, 10/16/20		1,930	1,862,450
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		7,410	7,375,618
Initial Term Loan (First Lien), 3.75%, 3/01/21		8,775	8,625,123

			36,958,641
Internet & Catalog Retail — 0.4%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		9,910	9,885,225
Internet Software & Services — 1.9%
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		9,610	9,641,374
Term Loan (Second Lien), 8.50%, 3/03/21		3,275	3,360,969
DealerTrack Technologies, Inc., Term Loan, 3.50%, 2/28/21		7,012	7,000,680
Go Daddy Operating Co. LLC, Tranche B-3 Term Loan (2014), 4.75%, 5/13/21		10,475	10,512,396
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term C Loan, 4.00%, 2/19/18		261	260,986
Web.com Group, Inc., Term Loan (First Lien), 4.50%, 10/27/17		1,236	1,241,531

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Internet Software & Services (concluded)
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19	USD	20,936	$20,888,200

			52,906,136
IT Services — 0.6%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,804	2,751,241
Genpact Ltd., Term Loan, 3.50%, 8/30/19		6,498	6,499,292
Sungard Availability Services Capital, Inc., Tranche B Term Loan, 6.00%, 3/29/19		7,875	7,825,781

			17,076,314
Leisure Products — 0.6%
Bauer Performance Sports Ltd., Initial Term Loan, 4.50%, 4/15/21		6,550	6,550,000
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		3,342	3,367,202
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		8,004	7,981,552

			17,898,754
Life Sciences Tools & Services — 0.9%
JLL/Delta Dutch Newco BV, Initial Dollar Term Loan, 4.25%, 3/11/21		7,560	7,473,589
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		11,333	11,336,465
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18		5,445	5,436,551

			24,246,605
Machinery — 2.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		5,251	5,238,719
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.50%, 12/10/18		7,199	7,190,150
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,035,511
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19		6,553	6,560,961
Initial Term Loan (Second Lien), 8.75%, 12/21/20		3,190	3,221,900
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		6,898	6,798,997
Filtration Group Corp.:
Initial Term Loan (Second Lien), 8.25%, 11/22/21		2,195	2,233,413
Term Loan (First Lien), 4.50%, 11/20/20		3,237	3,255,759
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,616	6,528,105
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		8,986	8,962,178
Terex Corp., New Euro Term Loan (2013), 4.00%, 4/28/17	EUR	234	317,367
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19	USD	3,430	3,421,264
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		6,422	6,558,312

			61,322,636

Floating Rate Loan Interests (b)	Par (000)		Value
Media — 8.2%
Acosta, Inc., Term B Loan (2013), 4.25%, 3/02/18	USD	933	$935,572
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		2,775	2,816,625
CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.00%, 1/31/21		7,085	7,041,498
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 7/03/14		1,812	—
Term Loan, 0.00%, 7/03/14		1,240	—
Term Loan, 7.00%, 3/31/20		25,520	25,839,000
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		2,968	2,924,397
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.80%, 1/29/16		1,782	1,764,215
Tranche C Term Loan, 3.80%, 1/29/16		262	257,046
Tranche D Term Loan, 6.90%, 1/30/19		21,620	21,354,480
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Term B Loan, 2.65%, 4/17/20		4,947	4,888,953
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		5,241	5,251,061
Hemisphere Media Holdings LLC (International Espanol, Inc.), Initial Term Loan, 6.25%, 7/30/20		5,538	5,551,995
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		9,950	10,018,456
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		2,715	2,752,331
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,776	3,760,279
MCC Iowa LLC (Mediacom Broadband Group), Tranche H Term Loan, 3.25%, 1/29/21		7,788	7,700,691
Media General, Inc., Term B Loan, 4.25%, 7/31/20		5,747	5,768,551
National CineMedia LLC, Term Loan (2013), 2.90%, 11/26/19		7,495	7,399,963
NEP/NCP Holdco, Inc.:
Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		9,826	9,809,254
Term Loan (Second Lien), 9.50%, 7/22/20		1,383	1,420,886
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		9,048	9,062,345
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		7,827	7,840,162
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		3,415	3,410,748
Sinclair Television Group, Inc.:
Delayed Draw New Tranche A Term Loan, 2.40% - 2.41%, 4/09/18		11,905	11,776,069
New Tranche B Term Loan, 3.00%, 4/09/20		2,475	2,450,274
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		14,489	14,479,704
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		13,803	13,763,764
UPC Financing Partnership:
Facility AG, 0.00% - 4.02%, 3/31/21	EUR	2,905	3,982,276
Facility AH, 3.25%, 6/30/21	USD	9,130	9,058,195

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	7

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19	USD	3,055	$3,070,098
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC):
Term Loan (First Lien), 5.25%, 5/06/21		9,770	9,811,523
Term Loan (Second Lien), 8.25%, 5/06/22		4,480	4,527,622
WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/01/20		6,846	6,724,364

			227,212,397
Metals & Mining — 0.7%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/28/19		8,387	8,373,077
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		9,745	9,741,389

			18,114,466
Multiline Retail — 0.7%
99¢ Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19		4,054	4,071,884
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		8,271	8,288,257
Hema Holding BV:
Extended Facility B, 4.63%, 12/05/17	EUR	806	1,082,048
Extended Facility C, 4.63%, 12/05/17		739	990,936
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75%, 11/04/20	USD	6,327	6,380,779

			20,813,904
Multi-Utilities — 0.3%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,758,000
Power Buyer LLC:
Delayed Draw Term Loan (First Lien), 4.25%, 5/06/20		169	166,862
Initial Term Loan (First Lien), 4.25%, 5/06/20		3,162	3,118,628

			8,043,490
Oil, Gas & Consumable Fuels — 1.6%
American Energy — Utica LLC, Incremental Loan (Second Lien), 11.00%, 9/30/18		2,693	2,841,215
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		9,137	8,986,310
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		8,212	8,212,084
EP Energy LLC (FKA Everest Acquisition LLC):
Tranche B-2 Loan, 4.50%, 4/30/19		1,125	1,130,467
Tranche B-3 Loan, 3.50%, 5/24/18		6,030	6,018,724
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		2,830	2,910,344
Closing Date Loan, 3.88%, 9/28/18		4,750	4,746,940
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		3,938	3,946,879
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		454	458,609
Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20		6,259	6,269,766

			45,521,338
Personal Products — 0.1%
Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19		1,494	1,489,153

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals — 3.0%
Akorn, Inc., Loan, 4.50%, 4/16/21	USD	5,385	$5,391,731
Amneal Pharmaceuticals LLC, Term Loan B, 5.75% - 7.00%, 11/01/19		5,109	5,128,485
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		4,044	4,030,715
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.):
Dollar Term Loan, 3.50%, 5/20/21		13,100	13,149,125
Term Borrowing, 6.50%, 12/31/17		1,605	1,617,037
Endo Luxembourg Finance Co. I S.à r.l., 2014 Term B Loan, 3.25%, 3/01/21		5,305	5,260,809
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		4,149	4,159,523
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		5,069	5,081,536
Term B-3 Loan, 7.75%, 5/15/18		1,619	1,613,597
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		18,377	18,298,756
RPI Finance Trust, Term B-3 Term Loan, 3.25%, 11/09/18		665	665,431
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		3,733	3,719,935
Series D2 Term Loan B, 3.75%, 2/13/19		5,963	5,947,846
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		8,832	8,811,791

			82,876,317
Professional Services — 2.5%
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien), 5.00%, 5/14/21		12,825	12,929,267
Initial Term Loan (Second Lien), 8.00%, 5/13/22		7,350	7,414,313
EWT Holdings III Corp. (FKA WTG Holdings III Corp.):
Term Loan (First Lien), 4.75%, 1/15/21		5,945	5,945,100
Term Loan (Second Lien), 8.50%, 1/15/22		625	626,563
Koosharem LLC, Exit Term Loan, 8.75%, 4/29/20		9,825	9,898,687
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		4,873	4,891,060
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,297	1,329,169
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		20,095	20,023,864
TriNet HR Corp.:
Tranche B-1 Term Loan, 3.99%, 8/20/16		1,936	1,938,770
Tranche B-2 Term Loan, 5.00%, 8/20/20		3,507	3,527,122

			68,523,915
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		10,335	10,350,280
Starwood Property Trust, Inc., Term Loan (First Lien), 3.50%, 4/17/20		2,804	2,785,424

			13,135,704
Real Estate Management & Development — 1.0%
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20		7,731	7,780,565

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.15% - 4.40%, 10/10/16	USD	969	$966,676
Initial Term B Loan 2014, 3.75%, 3/05/20		18,426	18,426,126

			27,173,367
Road & Rail — 0.3%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,049	4,119,959
Transtar Holding Co., Term Loan (First Lien), 5.75%, 10/09/18		3,696	3,681,686

			7,801,645
Semiconductors & Semiconductor Equipment — 1.5%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		19,975	20,024,937
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		8,222	8,228,207
Tranche B5 Term Loan, 5.00%, 1/15/21		5,751	5,773,817
NXP BV, Tranche D Loan, 3.75%, 1/11/20		7,910	7,833,125

			41,860,086
Software — 5.0%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		10,149	10,147,696
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21		7,426	7,440,349
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,765	1,794,123
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		10,155	10,175,671
First Data Corp.:
2018 Dollar Term Loan, 4.15%, 3/23/18		36,613	36,606,683
2018B New Term Loan, 4.15%, 9/24/18		5,515	5,520,129
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-3 Term Loan, 3.75%, 6/03/20		3,308	3,280,344
Tranche B-5 Term Loan, 3.75%, 6/03/20		18,677	18,523,236
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	5,100,000
Initial Term Loan, 4.50%, 10/13/20		10,812	10,843,436
Nuance Communications, Inc., Term C Loan, 2.90%, 8/07/19		1,268	1,250,586
RP Crown Parent LLC, New Term Loan (First Lien), 6.00%, 12/21/18		2,610	2,604,274
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		2,662	2,666,629
Term B Loan, 4.25%, 2/19/19		5,332	5,331,742
Shield Finance Co. S.à r.l., Dollar Term B Loan, 5.00%, 1/29/21		3,240	3,252,150
Sophia LP, Term B-1 Loan, 4.00%, 7/19/18		8,668	8,674,630
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		4,075	4,080,897
Websense, Inc., Loan (Second Lien), 8.25%, 12/24/20		2,545	2,555,333

			139,847,908

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail — 3.8%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18	USD	7,238	$7,251,536
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00% - 6.50%, 11/05/16		850	851,452
General Nutrition Centers, Inc., Amended Tranche B Term Loan, 3.25%, 3/04/19		9,617	9,544,763
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		3,599	2,920,584
Harbor Freight Tools USA, Inc., Initial Loan, 4.75%, 7/26/19		6,484	6,514,487
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		8,450	8,395,075
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		5,949	5,924,679
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		8,811	8,807,591
National Vision, Inc.:
Initial Term Loan (First Lien), 4.00%, 3/12/21		8,149	8,033,967
Initial Term Loan (Second Lien), 6.75%, 3/11/22		2,570	2,560,363
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		18,440	18,384,279
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		15,051	14,949,477
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		6,868	6,881,930
Things Remembered, Inc., Term Loan, 8.00%, 5/24/18		1,782	1,773,481
Toys ‘R’ Us-Delaware, Inc.:
Term B-2 Loan, 5.25%, 5/25/18		1,923	1,486,487
Term B-3 Loan, 5.25%, 5/25/18		947	731,895

			105,012,046
Technology Hardware, Storage & Peripherals — 0.5%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		15,403	15,190,737
Textiles, Apparel & Luxury Goods — 0.9%
ABG Intermediate Holdings 2 LLC, Term Loan, 4.50%, 5/21/21		8,300	8,237,750
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		1,215	1,222,638
Kate Spade & Co., Initial Term Loan, 4.00%, 4/09/21		8,055	8,052,986
Nine West Holdings, Inc.:
Initial Loan (Unsecured), 6.25%, 1/08/20		3,955	3,964,887
Initial Loan, 4.75%, 10/08/19		4,605	4,619,414

			26,097,675
Trading Companies & Distributors — 1.7%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		11,316	11,269,534
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		7,005	6,934,950
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		20,462	20,444,780
Interline Brands, Inc., Term Loan (First Lien), 4.00%, 3/17/21		2,810	2,792,437

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Trading Companies & Distributors (concluded)
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19	USD	2,771	$2,782,630
Nexeo Solutions LLC, Term B-3 Loan, 5.00%, 9/08/17		3,182	3,186,003

			47,410,334
Wireless Telecommunication Services — 0.5%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		9,440	9,369,200
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		3,878	3,873,238

			13,242,438
Total Floating Rate Loan Interests — 94.0%			2,610,775,432

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		5,640	5,839,656

Warrants (d)	Shares	Value
Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)	7,419	$401
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)	41,217	2,230
Total Warrants — 0.0%		2,631
Total Long-Term Investments (Cost — $2,708,129,573) — 97.8%		2,717,844,229

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	88,584,747	88,584,747
Total Short-Term Securities (Cost — $88,584,747) — 3.2%		88,584,747
Total Investments (Cost — $2,796,714,320*) — 101.0%		2,806,428,976
Liabilities in Excess of Other Assets — (1.0)%		(28,118,783)

Net Assets — 100.0%		$2,778,310,193

Notes to Consolidated Schedule of Investments

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,798,878,947

Gross unrealized appreciation	$19,094,245
Gross unrealized depreciation	(11,544,216)

Net unrealized appreciation	$7,550,029

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	291,929,015	(203,344,268)	88,584,747	$74,072

(f)	Represents the current yield as of report date.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Consolidated Schedule of Investments (continued)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of May 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,923,746	CAD	4,317,000	Deutsche Bank AG	7/23/14	$(52,175)
USD	13,365,033	EUR	9,670,000	Barclays Bank PLC	7/23/14	183,789
USD	14,577,212	GBP	8,677,000	Barclays Bank PLC	7/23/14	38,970
Total						$170,584

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,423,139	$3,780,000	$40,203,139
Common Stocks	$3,156,349	2,302,871	34,453	5,493,673
Corporate Bonds	—	52,607,698	2,922,000	55,529,698
Floating Rate Loan Interests	—	2,401,573,758	209,201,674	2,610,775,432
Non-Agency Mortgage-Backed Securities	—	5,839,656	—	5,839,656
Warrants	—	—	2,631	2,631
Short-Term Securities	88,584,747	—	—	88,584,747
Unfunded Loan Commitments	—	86,702	—	86,702
Liabilities:
Unfunded Loan Commitments	—	(28,020)	—	(28,020)
Total	$91,741,096	$2,498,805,804	$215,940,758	$2,806,487,658

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014	11

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$222,759	—	$222,759
Liabilities:
Foreign currency exchange contracts	—	(52,175)	—	(52,175)
Total	—	$170,584	—	$170,584

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$489,834	—	—	$489,834
Liabilities:
Bank overdraft	—	$(3,174,087)	—	(3,174,087)
Total	$489,834	$(3,174,087)	—	$(2,684,253)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$26,465,211	$31,321	—	$189,509,164	$823,611	$76,657	$216,905,964
Transfers into Level 3[2]	—	—	—	56,994,218	—	—	56,994,218
Transfers out of Level 3[3]	(11,154,125)	—	—	(51,496,466)	(549,019)	—	(63,199,610)
Accrued discounts/premiums	73,573	—	—	266,917	—	—	340,490
Net realized gain (loss)	247,901	—	—	230,419	(1,136,116)	—	(657,796)
Net change in unrealized appreciation/depreciation[4]	163,952	3,132	—	(2,283,928)	1,234,279	(74,026)	(956,591)
Purchases	—	—	$2,922,000	118,549,780	—	—	121,471,780
Sales	(12,016,512)	—	—	(102,568,430)	(372,755)	—	(114,957,697)
Closing Balance, as of May 31, 2014	$3,780,000	$34,453	$2,922,000	$209,201,674	—	$2,631	$215,940,758

Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[4]	$86,972	$3,132	—	$(1,839,954)	—	$(74,026)	$(1,823,876)

[2]

As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $56,994,218 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $63,199,610 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: July 23, 2014

3